Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Summary of Fair Value Measurements

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$2,560	$-	$-	$2,560
Restricted cash	33	-	-	33
Derivatives liabilities - warrants	-	(370)	-	(370)
Goodwill *	-	-	12,501	12,501

	$2,593	$(370)	$12,501	$14,724
	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$3,997	$-	$-	$3,997
Restricted cash	3,428	-	-	3,428
Derivatives liabilities - warrants	-	(53)	-	(53)
Goodwill *	-	-	14,238	14,238

	$7,425	$(53)	$14,238	$21,610
* As to relevant inputs- see Note 1H

Summary of Level 3 Activity for Financial Assets
	Year ended December 31,
	2012	2011
	(in thousands)

Carrying value as of January 1	$14,238	$36,969
Sale of subsidiaries	(1,737)	-
Amount realized due the sale of Appbuilder	-	(13,099)
Goodwill impairment	-	(9,632)

Carrying value as of December 31	$12,501	$14,238